THE SHORT TERM BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED)
APRIL 30, 1997
--------------------------------------------------------------------------------

 PRINCIPAL                                                        MOODY'S/S&P
  AMOUNT                     SECURITY DESCRIPTION                    RATING         VALUE
-----------    -------------------------------------------------  ------------   ------------
COLLATERALIZED MORTGAGE OBLIGATIONS AND ASSET BACKED SECURITIES (36.6%)
FINANCIAL SERVICES (36.6%)
$   417,842    Aegis Auto Receivables Trust, Series 1996-3,
                 Class A, Sequential Payer, Callable, (144A),
                 8.80% due 03/20/02.............................     NR/NR       $    418,626
    517,542    CIT River Owners Trust, Series 1995-A, Class A,
                 Sequential Payer, Callable, 6.25% due
                 01/15/11.......................................    Aaa/AAA           514,049
    700,000    First Plus Home Loan Trust, Series 1996-3, Class
                 A2, Sequential Payer, Callable, 6.85% due
                 06/20/07.......................................    Aaa/AAA           698,999
    473,543    Fleetwood Credit Corp. Grantor Trust, Series
                 1994-A, Class A, Sequential Payer, Callable,
                 4.70% due 07/15/09.............................    Aaa/AAA           458,897
  1,500,000    Ford Credit Auto Owner Trust, Series 1996-4,
                 Sequential Payer, Callable, 6.50% due
                 11/15/99.......................................    Aaa/AAA         1,507,005
  1,450,000    Green Tree Financial Corp., Series 1996-3, Class
                 A2, Sequential Payer, Callable, 6.45% due
                 05/15/27.......................................    Aaa/AAA         1,446,984
  1,500,000    Green Tree Home Improvement Loan Trust, Series
                 1996-D, Class HIA2, Sequential Payer, Callable,
                 6.80% due 09/15/27.............................     NR/AAA         1,494,840
    331,582    Merrill Lynch Mortgage Investors, Inc., Remic
                 Series 1994-C1, Class A, Callable, 8.61% due
                 11/25/20(c)....................................     NR/AAA           333,550
    299,576    Merrill Lynch Mortgage Investors, Inc., Series
                 95-C2, Class E, 7.98% due 06/15/21(c)..........     Ba3/NR           295,410
  1,500,000    Metropolitan Asset Funding Inc., Callable, 6.85%
                 due 08/20/05...................................     Aaa/NR         1,487,812
    390,303    Newcourt Receivables Asset Trust, Series 1996-1,
                 Class A, Sequential Payer, Callable, 6.79% due
                 08/20/03.......................................     NR/AAA           391,318
    602,690    Newcourt Receivables Asset Trust, Series 1996-3,
                 Class A, Sequential Payer, Callable, 6.24% due
                 12/20/04.......................................     NR/AAA           599,959
    596,897    Prudential Home Mortgage Securities, Remic:
                 Sequential Payer, Series 1992-44, Class A1,
                 Callable, 6.00% due 01/25/98...................     Aaa/NR           594,199
  1,000,000    Salomon Brothers Mortgage Securities VII Inc.,
                 Series 97-HUD1, Class A1, Seqential Payer,
                 Callable, 6.97% due 12/25/30...................     Aaa/NR           996,875
    447,490    Summit Acceptance Auto Receivables, Series
                 1996-A, Class A-1, (144A), 7.01% due
                 07/15/02.......................................    Aaa/AAA           450,497
    500,000    World Omni Automobile Lease Securitization Trust,
                 Series 1996-B, Class A1, 5.95% due 11/15/02....    Aaa/AAA           500,570
                                                                                 ------------
                   TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS AND
                     ASSET BACKED SECURITIES (COST
                     $12,253,676)...............................                   12,189,590
                                                                                 ------------

CORPORATE OBLIGATIONS (24.2%)
ELECTRIC (3.1%)
  1,000,000    Hydro Quebec, 9.75% due 09/29/98.................     NR/A+          1,040,000
                                                                                 ------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE SHORT TERM BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
APRIL 30, 1997
--------------------------------------------------------------------------------

 PRINCIPAL                                                        MOODY'S/S&P
  AMOUNT                     SECURITY DESCRIPTION                    RATING         VALUE
-----------    -------------------------------------------------  ------------   ------------
FINANCIAL SERVICES (5.7%)
$   300,000    Cheung Kong Finance Cayman, 5.50% due 09/30/98...     NR/NR       $    293,625
  1,500,000    Toyota Motor Credit Corp., 9.75% due
                 03/09/98(c)....................................    Aaa/AAA         1,591,875
                                                                                 ------------
                                                                                    1,885,500
                                                                                 ------------

OIL-SERVICES (7.4%)
  1,500,000    Columbia Gas System Inc., 6.39% due 11/28/00.....   Baa1/BBB+        1,476,090
  1,000,000    Occidental Petroleum Corp., 5.76% due 06/15/98...    Baa2/BBB          992,840
                                                                                 ------------
                                                                                    2,468,930
                                                                                 ------------

TELECOMMUNICATIONS (0.5%)
    200,000    MFS Communications, 9.375% due 01/15/04(d).......    Ba3/BBB-          180,500
                                                                                 ------------

TELEPHONE (3.0%)
  1,000,000    Southwestern Bell Cap, 7.30% due 07/15/99........     A2/AA-         1,013,940
                                                                                 ------------

UTILITIES (4.5%)
  1,500,000    Boston Edison Co., 5.95% due 03/15/98............    Baa2/BBB        1,493,790
                                                                                 ------------
                   TOTAL CORPORATE OBLIGATIONS (COST
                     $8,089,750)................................                    8,082,660
                                                                                 ------------

FOREIGN CORPORATE OBLIGATIONS (1.3%)
CANADA (0.6%)
               Forest Products & Paper
    200,000      Canadian Pacific Forest Products Ltd., 9.25%
                  due 06/15/02..................................     Ba1/NR           206,582
                                                                                 ------------

MEXICO (0.7%)
               Gas Exploration
    250,000      Petroleos Mexicanos, 7.60% due 06/15/00........     Ba2/NR           245,605
                                                                                 ------------
                   TOTAL FOREIGN CORPORATE OBLIGATIONS (COST
                     $449,212)..................................                      452,187
                                                                                 ------------

SOVEREIGN BONDS (1.5%)
MEXICO (1.5%)
    485,000    United Mexican States, (144A), 7.625% due
                 08/06/01(c) (cost $491,305)....................   Baa3/BBB-          491,063
                                                                                 ------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE SHORT TERM BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
APRIL 30, 1997
--------------------------------------------------------------------------------

 PRINCIPAL
  AMOUNT                     SECURITY DESCRIPTION                    VALUE
-----------    -------------------------------------------------  ------------
U.S. GOVERNMENT AGENCY OBLIGATIONS (16.6%)
FEDERAL HOME LOAN MORTGAGE CORP.
$   220,320    PC, 9.00% due 05/01/97...........................  $    220,320
                                                                  ------------

FEDERAL NATIONAL MORTGAGE ASSOCIATION
     54,657    8.00% due 12/01/07...............................        55,828
    600,568    8.00% due 12/01/09...............................       613,852
    271,455    8.00% due 12/01/09...............................       277,406
    496,005    8.00% due 05/01/10...............................       506,932
                                                                  ------------
                                                                     1,454,018
                                                                  ------------

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
    482,674    7.00% due 03/15/09...............................       510,074
    469,452    7.00% due 07/15/09...............................       467,137
    517,906    9.00% due 12/15/16...............................       515,050
    714,563    9.00% due 12/15/26...............................       761,410
  1,500,000    GNMA TBA 9%......................................     1,597,230
                                                                  ------------
                                                                     3,850,901
                                                                  ------------
                   TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
                    (COST $5,572,071)...........................     5,525,239
                                                                  ------------

U.S. TREASURY OBLIGATIONS (12.1%)
U.S. TREASURY NOTES
  1,700,000    5.875% due 11/15/99(a)(b)........................     1,679,719
    650,000    6.625% due 06/30/01(a)...........................       651,963
  1,670,000    7.875% due 04/15/98(a)(b)........................     1,699,659
                                                                  ------------
                                                                     4,031,341
                                                                  ------------
                   TOTAL U.S. TREASURY OBLIGATIONS (COST
                    $4,042,425).................................     4,031,341
                                                                  ------------

SHORT-TERM INVESTMENTS (13.0%)
OTHER INVESTMENT COMPANIES (0.0%)*
        340    Seven Seas Money Market Fund.....................           340
                                                                  ------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE SHORT TERM BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
APRIL 30, 1997
--------------------------------------------------------------------------------

 PRINCIPAL
  AMOUNT                     SECURITY DESCRIPTION                    VALUE
-----------    -------------------------------------------------  ------------
REPURCHASE AGREEMENT (13.0%)
$ 4,338,000    Goldman Sachs Repurchase Agreement, dated 4/30/97
                 due 5/01/97, proceeds $4,338,645,
                 (collateralized by $3,010,000 U.S. Treasury
                 Note, 6.96% due 11/15/09, valued at $1,258,854;
                 $809,000 U.S. Treasury Note, 6.53% due
                 11/15/01, valued at $601,917; $853,000 U.S.
                 Treasury Note, 5.25% due 8/15/97, valued at
                 $839,746; $530,000 U.S. Treasury Note, 6.17%
                 due 11/15/98, valued at $482,254; $5,262,000
                 U.S. Treasury Note, 7.15% due 8/15/17, valued
                 at $1,242,153).................................  $  4,338,000
                                                                  ------------
                   TOTAL SHORT-TERM INVESTMENTS (COST
                    $4,338,340).................................     4,338,340
                                                                  ------------
               TOTAL INVESTMENTS (COST $35,236,779) (105.3%)....    35,110,420
               LIABILITIES IN EXCESS OF OTHER ASSETS (-5.3%)....    (1,772,361)
                                                                  ------------
               NET ASSETS (100.0%)..............................  $ 33,338,059
                                                                  ------------
                                                                  ------------

------------------------------
Note: Based on the cost of investments of $35,236,779 for federal income tax purposes at April 30, 1997, the aggregate gross unrealized appreciation and depreciation was $50,937 and $(177,296), respectively, resulting in net unrealized appreciation of $(126,359).

* Less than 0.1%.

TBA -- Security purchased on a forward commitment basis with an appropriate amount and no definitive date. The actual principal anount and maturity date will be determined upon settlement date.

144A -- Securities restricted for resale to Qualified Institutional Buyers.

(a) Total of $1,700,000 par segregated as collateral for initial margin on futures contracts.

(b) $2,200,000 par segregated as collateral on TBA.

(c) Floating rate note.

(d) Step bond.

The Accompanying Notes are an Integral Part of the Financial Statements.

THE SHORT TERM BOND PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
APRIL 30, 1997
--------------------------------------------------------------------------------

ASSETS
Investments at Value (Cost $35,236,779 )           $35,110,420
Interest Receivable                                    343,652
Receivable for Expense Reimbursement                     7,888
Deferred Organization Expenses                           1,622
                                                   -----------
    Total Assets                                    35,463,582
                                                   -----------

LIABILITIES
Payable for Investments Purchased                    2,092,220
Advisory Fee Payable                                     6,448
Payable to Custodian                                     5,099
Custody Fee Payable                                      1,387
Administrative Services Fee Payable                        802
Administration Fee Payable                                 156
Fund Services Fee Payable                                   19
Accrued Trustees' Fees and Expenses                         32
Accrued Expenses                                        19,360
                                                   -----------
    Total Liabilities                                2,125,523
                                                   -----------
NET ASSETS
Applicable to Investors' Beneficial Interests      $33,338,059
                                                   -----------
                                                   -----------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE SHORT TERM BOND PORTFOLIO
STATEMENT OF OPERATIONS (UNAUDITED)
FOR THE SIX MONTHS ENDED APRIL 30, 1997
--------------------------------------------------------------------------------

INVESTMENT INCOME
Interest Income                                               $1,144,081

EXPENSES
Advisory Fee                                       $ 44,934
Custodian Fees and Expenses                          17,290
Professional Fees and Expenses                       16,287
Administrative Services Fee                           5,660
Printing Expenses                                     3,893
Amortization of Organization Expense                    678
Fund Services Fee                                       641
Administration Fee                                      454
Registration Fees                                       255
Trustees' Fees and Expenses                             119
Miscellaneous                                           312
                                                   --------
    Total Expenses                                   90,523
Less: Reimbursement of Expenses                     (45,587)
                                                   --------

NET EXPENSES                                                      44,936
                                                              ----------
NET INVESTMENT INCOME                                          1,099,145

NET REALIZED GAIN ON INVESTMENTS                                  44,118

NET CHANGE IN UNREALIZED DEPRECIATION OF
  INVESTMENTS (including $560 net unrealized
  losses from futures contracts)                                (312,095)
                                                              ----------

NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS                                                  $  831,168
                                                              ----------
                                                              ----------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE SHORT TERM BOND PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                   FOR THE SIX
                                                   MONTHS ENDED
                                                    APRIL 30,      FOR THE FISCAL
                                                       1997          YEAR ENDED
                                                   (UNAUDITED)    OCTOBER 31, 1996
                                                   ------------   ----------------

INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS
Net Investment Income                              $  1,099,145   $     1,136,925
Net Realized Gain on Investments                         44,118           146,407
Net Change in Unrealized Appreciation
  (Depreciation) of Investments                        (312,095)            5,083
                                                   ------------   ----------------
    Net Increase in Net Assets Resulting from
      Operations                                        831,168         1,288,415
                                                   ------------   ----------------

TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
Contributions                                        19,338,867        54,341,812
Withdrawals                                         (12,864,087)      (58,904,692)
                                                   ------------   ----------------
    Net Increase (Decrease) from Investors'
      Transactions                                    6,474,780        (4,562,880)
                                                   ------------   ----------------
    Total Increase (Decrease) in Net Assets           7,305,948        (3,274,465)

NET ASSETS
Beginning of Period                                  26,032,111        29,306,576
                                                   ------------   ----------------
End of Period                                      $ 33,338,059   $    26,032,111
                                                   ------------   ----------------
                                                   ------------   ----------------

--------------------------------------------------------------------------------
SUPPLEMENTARY DATA
--------------------------------------------------------------------------------

                                                                        FOR THE FISCAL      FOR THE PERIOD
                                                       FOR THE               YEAR            JULY 8, 1993
                                                   SIX MONTHS ENDED   ENDED OCTOBER 31,    (COMMENCEMENT OF
                                                    APRIL 30, 1997    ------------------    OPERATIONS) TO
                                                     (UNAUDITED)      1996   1995   1994   OCTOBER 31, 1993
                                                   ----------------   ----   ----   ----   ----------------

RATIOS TO AVERAGE NET ASSETS
  Expenses                                                    0.25%   0.38%  0.42%  0.36%             0.37%(a)
  Net Investment Income                                       6.11%   5.65%  6.11%  5.01%             3.99%(a)
  Decrease Reflected in Expense Ratio due to
    Expense Reimbursement                                     0.25%   0.23%  0.04%  0.05%             1.00%(a)
Portfolio Turnover                                             131%    191%   177%   230%              116%

------------------------
(a) Annualized.

The Accompanying Notes are an Integral Part of the Financial Statements.

THE SHORT TERM BOND PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
APRIL 30, 1997
--------------------------------------------------------------------------------

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Short Term Bond Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a no-load, open-end management investment company which was organized as a trust under the laws of the State of New York. The Portfolio commenced operations on July 8, 1993. The Portfolio's investment objective is to provide a high total return while attempting to limit the likelihood of negative quarterly returns. The Declaration of Trust permits the Trustees to issue an unlimited number of beneficial interests in the Portfolio.

Investments in emerging markets may involve certain considerations and risks not typically associated with investments in the United States. Future economic and political developments in emerging market countries could adversely affect the liquidity or value, or both, of such securities in which the Portfolio is invested. The ability of the issuers of debt securities held by the Portfolio to meet their obligations may be affected by economic and political developments in a specific industry or region.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual amounts could differ from those estimates. The following is a summary of the significant accounting policies of the Portfolio:

    a)The Portfolio values mortgage and asset-backed securities and other debt securities with a maturity of 60 days or more, including securities that are listed on an exchange or traded over the counter, using prices supplied daily by an independent pricing service or services that (i) are based on the last sale price on a national securities exchange, or in the absence of recorded sales, at the readily available bid price on such exchange or at the quoted bid price in the over-the-counter market, if such exchange or market constitutes the broadest and most representative market for the security and (ii) in other cases, take into account various factors affecting market value, including yields and prices of comparable securities, indications as to value from dealers and general market conditions. If such prices are not supplied by the Portfolio's independent pricing services, such securities are priced in accordance with procedures adopted by the Trustees. All short term portfolio securities with a remaining maturity of less than 60 days are valued by the amortized cost method. The ability of issuers of mortgage and asset-backed securities, held by the Portfolio, to meet their obligations may be affected by economic developments in a specific industry or region. The value of mortgage and asset-backed securities can be significantly affected by changes in interest rates or rapid principal repayments including pre-payments.

      The Portfolio's custodian or designated subcustodians, as the case may be, under triparty repurchase agreements takes possession of the collateral pledged for investments in repurchase agreements on behalf of the Portfolio. It is the policy of the Portfolio to value the underlying collateral daily on a mark-to-market basis to determine that the value, including accrued interest, is at least equal to the repurchase price plus accrued interest. In the event of default of the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

THE SHORT TERM BOND PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
APRIL 30, 1997
--------------------------------------------------------------------------------

    b)Securities transactions are recorded on a trade date basis. Interest income, which includes the amortization of premiums and discounts, if any, is recorded on an accrual basis. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

    c)Futures: A futures contract is an agreement to purchase/sell a specified quantity of an underlying instrument at a specified future date or to make/receive a cash payment based on the value of a securities index. The price at which the purchase and sale will take place will be fixed when the Portfolio enters in the contract. Upon entering into such a contract the Portfolio is required to pledge to the broker an amount of cash and/or liquid securities equal to the minimum "initial margin" requirements of the exchange. Pursuant to the contract, the Portfolio agrees to receive from, or pay to, the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Portfolio as unrealized gains or losses. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time when it was closed. The Portfolio invests in futures contracts for the purpose of hedging its existing portfolio securities, or securities the Portfolio intends to purchase, against fluctuations in value caused by changes in prevailing market interest rates or securities movements. The use of futures transactions involves the risk of imperfect correlation of movements in the price of futures contracts, interest rates and the underlying hedged assets, and the possible inability of counterparties to meet the terms of their contracts. Futures transactions during the six months ended April 30, 1997 are summarized as follows:

      SUMMARY OF OPEN FUTURES CONTRACTS

                                                                         PRINCIPAL AMOUNT
                                                   NUMBER OF CONTRACTS     OF CONTRACTS
                                                   -------------------   ----------------
Contracts opened.................................                   8    $     1,643,940
                                                   -------------------   ----------------
Contracts open at end of period..................                   8    $     1,643,940
                                                   -------------------   ----------------
                                                   -------------------   ----------------

      SUMMARY OF OPEN CONTRACTS AT APRIL 30, 1997

                                                                    NET UNREALIZED
                                                                    APPRECIATION/
                                                   CONTRACTS LONG   (DEPRECIATION)
                                                   --------------   --------------
Two-Year U.S. Treasury, expiring June 1997.......              8    $        (560)
                                                   --------------   --------------
Totals...........................................              8    $        (560)
                                                   --------------   --------------
                                                   --------------   --------------

    d)The Portfolio intends to be treated as a partnership for federal income tax purposes. As such, each investor in the Portfolio will be subject to taxation on its share of the Portfolio's ordinary income and capital gains. It is intended that the Portfolio's assets will be managed in such a way that an investor in the Portfolio will be able to satisfy the requirements of Subchapter M of the Internal Revenue Code.

    e)The Portfolio incurred organization expenses in the amount of $5,380. These costs were deferred and are being amortized on a straight-line basis over a five-year period from the commencement of operations.

THE SHORT TERM BOND PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
APRIL 30, 1997
--------------------------------------------------------------------------------

2. TRANSACTIONS WITH AFFILIATES

    a)The Portfolio has an Investment Advisory Agreement with Morgan Guaranty Trust Company of New York ("Morgan"). Under the terms of the agreement, the Portfolio pays Morgan at an annual rate of 0.25% of the Portfolio's average daily net assets. For the six months ended April 30, 1997, this fee amounted to $44,934.

    b)The Portfolio has retained Funds Distributor, Inc. ("FDI"), a registered broker-dealer, to serve as the co-administrator and exclusive placement agent. Under a Co-Administration Agreement between FDI and the Portfolio, FDI provides administrative services necessary for the operations of the Portfolio, furnishes office space and facilities required for conducting the business of the Portfolio and pays the compensation of the officers affiliated with FDI. The Portfolio has agreed to pay FDI fees equal to its allocable share of an annual complex-wide charge of $425,000 plus FDI's out-of-pocket expenses. The amount allocable to the Portfolio is based on the ratio of the Portfolio's net assets to the aggregate net assets of The JPM Pierpont Funds, The JPM Institutional Funds, The JPM Advisor Funds, the Portfolio and the other portfolios (the "Master Portfolios") in which The JPM Pierpont Funds and The JPM Institutional Funds invest, JPM Series Trust and JPM Series Trust II. For the six months ended April 30, 1997, the fee for theses services amounted to $454.

      On November 15, 1996, The JPM Advisor Funds terminated operations and were liquidated. Subsequent to that date, the net assets of The JPM Advisor Funds were no longer included in the calculation of the allocation of FDI's fees.

    c)The Portfolio has an Administrative Services Agreement (the "Services Agreement") with Morgan under which Morgan is responsible for overseeing certain aspects of the administration and operation of the Portfolio. Under the Services Agreement, the Portfolio has agreed to pay Morgan a fee equal to its allocable share of an annual complex-wide charge. This charge is calculated daily based on the aggregate net assets of the Master Portfolios and JPM Series Trust in accordance with the following annual schedule: 0.09% on the first $7 billion of their aggregate average daily net assets and 0.04% of their aggregate average daily net assets in excess of $7 billion, less the complex-wide fees payable to FDI. The portion of this charge payable by the Portfolio is determined by the proportionate share that the net assets bear to the net assets of the Master Portfolios, investors in the Master Portfolios for which Morgan provides similar services, The JPM Pierpont Funds, The JPM Institutional Funds and JPM Series Trust. For the six months ended April 30, 1997, the fee for these services amounted to $5,660.

      In addition, Morgan has agreed to reimburse the Portfolio to the extent necessary to maintain the total operating expenses of the Portfolio at no more than 0.25% of the average daily net assets of the Portfolio through February 28, 1998. For the six months ended April 30, 1997, Morgan has agreed to reimburse the Portfolio $45,587 for expenses under this agreement.

    d)The Portfolio has a Fund Services Agreement with Pierpont Group, Inc. ("Group") to assist the Trustees in exercising their overall supervisory responsibilities for the Portfolio's affairs. The Trustees of the Portfolio represent all the existing shareholders of Group. The Portfolio's allocated portion of Group's costs in performing its services amounted to $641 for the six months ended April 30, 1997.

THE SHORT TERM BOND PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
APRIL 30, 1997
--------------------------------------------------------------------------------

    e)An aggregate annual fee of $75,000 is paid to each Trustee for serving as a Trustee of The JPM Pierpont Funds, The JPM Institutional Funds, the Master Portfolios and JPM Series Trust. The Trustees' Fees and Expenses shown in the financial statements represents the Portfolio's allocated portion of the total fees and expenses. Prior to April 1, 1997, the aggregate annual Trustee Fee was $65,000. The Portfolio's Chairman and Chief Executive Officer also serves as Chairman of Group and receives compensation and employee benefits from Group in his role as Group's Chairman. The allocated portion of such compensation and benefits included in the Fund Services Fee shown in the financial statements was $130.

3. INVESTMENT TRANSACTIONS

Investment transactions (excluding short-term investments) for the period were as follows:

                                                     COST OF      PROCEEDS
                                                    PURCHASES    FROM SALES
                                                   -----------   -----------
U.S. Government and Agency Obligations...........  $31,837,558   $32,080,606
Corporate and Collateralized Mortgage
 Obligations.....................................   20,122,080    12,902,190
                                                   -----------   -----------
                                                   $51,959,638   $44,982,796
                                                   -----------   -----------
                                                   -----------   -----------